SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund

December 31, 2025 (Unaudited)
Principal Amount		Value
Corporate Bonds — 54.0%
Australia — 0.4%
$321,000	Macquarie Bank Ltd., 5.64%, 8/13/36(a),(b)	$325,582

Brazil — 1.1%
380,000	Raizen Fuels Finance SA, 6.70%, 2/25/37(a)	309,122
325,000	Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(a)	336,567
280,000	Suzano Netherlands BV, 5.50%, 1/15/36	277,111
		922,800
Canada — 3.5%
307,000	AltaGas Ltd., 7.20%, 10/15/54(a),(b)	317,713
386,000	Brookfield Infrastructure Finance ULC, 6.75%, 3/15/55(b)	388,877
400,000	Capital Power US Holdings, Inc., 6.19%, 6/1/35(a)	419,053
460,000	CI Financial Corp., 7.50%, 5/30/29(a)	489,533
784,000	NOVA Chemicals Corp., 7.00%, 12/1/31(a)	835,319
195,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34	197,059
260,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54	250,369
		2,897,923
Chile — 0.6%
480,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	519,264

Colombia — 0.5%
206,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.38%, 12/30/30(a)	191,566
206,000	EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, 8.50%, 6/30/32(a)	212,924
		404,490
France — 1.0%
250,000	BPCE SA, 6.29%, 1/14/36(a),(b)	266,922
280,000	Societe Generale SA, Series REGs, 5.38%, (b),(c),(d)	268,092
250,000	Societe Generale SA, 8.13%, (a),(b),(c)	262,871
		797,885
Germany — 0.6%
200,000(e)	Commerzbank AG, EMTN, 7.88%, (b),(c),(d)	264,472
200,000(e)	Deutsche Bank AG, 6.75%, (b),(c),(d)	245,040
		509,512
Ireland — 0.2%
191,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	188,835

Italy — 0.3%
217,000(e)	Intesa Sanpaolo SpA, 7.00%, (b),(c),(d)	275,743

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
Japan — 0.4%
$385,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	$363,166

Luxembourg — 0.3%
250,000	Breakwater Energy Holdings Sarl, 9.25%, 11/15/30(a)	258,856

Mexico — 0.2%
198,334	CFE Fibra E, REIT, 5.88%, 9/23/40(a)	197,647

Netherlands — 0.5%
413,000	ING Groep NV, 7.00%, (b),(c)	430,389

Spain — 0.5%
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 5.11%, 3/14/28(f)	201,420
200,000	Repsol E&P Capital Markets US LLC, 5.98%, 9/16/35(a)	204,128
		405,548
Switzerland — 1.0%
827,000	UBS Group AG, 7.00%, (a),(b),(c)	843,137

United Kingdom — 1.2%
470,000	Fidelis Insurance Holdings Ltd., 7.75%, 6/15/55(b)	508,750
230,000	Harbour Energy Plc, 6.33%, 4/1/35(a)	233,051
249,000	Phoenix Group Holdings Plc, 8.50%, (b),(c),(d)	265,953
		1,007,754
United States — 41.7%
260,000	Ally Financial, Inc., Series B, 4.70%, (b),(c)	256,775
506,000	Ally Financial, Inc., Series C, 4.70%, (b),(c)	480,503
318,000(e)	Alphabet, Inc., 4.38%, 11/6/64	356,311
370,000	Alphabet, Inc., 4.70%, 11/15/35	370,235
500,000	Alphabet, Inc., 5.70%, 11/15/75	492,709
510,000	American Airlines Group, Inc. Pass-Through Trust, Series 2025-1, B, 5.65%, 11/11/34	513,904
514,000	American National Group, Inc., 6.00%, 7/15/35	521,188
395,000	American National Group, Inc., 7.00%, 12/1/55(b)	396,248
313,000	APA Corp., 6.75%, 2/15/55	312,464
401,000	Aptiv Swiss Holdings Ltd., 4.15%, 5/1/52	308,616
226,000	Athene Holding Ltd., 6.63%, 5/19/55	230,304
330,000	Atlas Warehouse Lending Co. LP, 4.63%, 11/15/28(a)	331,112
280,000(e)	Avery Dennison Corp., 4.00%, 9/11/35	330,408
416,000	Belrose Funding Trust II, 6.79%, 5/15/55(a)	431,942
320,000	BGC Group, Inc., 6.15%, 4/2/30	331,417
370,000	BGC Group, Inc., 6.60%, 6/10/29	386,132
199,000	BGC Group, Inc., 8.00%, 5/25/28	212,553
600,000	BW Real Estate, Inc., 9.50%, (a),(b),(c)	614,130

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$230,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	$137,093
331,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	248,881
453,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 4/1/38	417,031
240,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48	206,168
92,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.70%, 12/1/55	88,328
220,000	Citadel LP, 6.00%, 1/23/30(a)	229,799
460,000(e)	Citigroup, Inc., 4.11%, 4/29/36(b)	549,311
220,000	Citigroup, Inc., 5.17%, 9/11/36(b)	222,307
369,000	Citigroup, Inc., 6.63%, (b),(c)	374,074
570,000	Citizens Financial Group, Inc., 5.72%, 7/23/32(b)	598,284
170,000	CNO Financial Group, Inc., 6.45%, 6/15/34	179,863
630,000	Coty Inc/HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 1/15/31(a)	635,354
361,000	Dentsply Sirona, Inc., 8.38%, 9/12/55(b)	338,291
290,000	Discovery Communications LLC, 5.00%, 9/20/37	232,182
410,000	Energy Transfer LP, 6.50%, 2/15/56(b)	408,836
332,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 7.13%, 11/1/66(f)	332,790
280,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 7.10%, 8/16/77(g)	279,098
222,000	Essent Group Ltd., 6.25%, 7/1/29	231,838
263,000	Expand Energy Corp., 5.88%, 2/1/29(a)	263,356
405,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	412,184
346,000	F&G Annuities & Life, Inc., 7.40%, 1/13/28	362,281
227,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 6.97%, (c),(g)	227,281
596,000	First Citizens BancShares, Inc., 5.60%, 9/5/35(b)	595,315
460,000	First Citizens BancShares, Inc., 6.25%, 3/12/40(b)	469,154
219,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	185,517
380,000	Ford Motor Credit Co. LLC, (SOFR RATE + 2.030%), 5.76%, 3/20/28(f)	382,086
300,000	Fortitude Group Holdings LLC, 6.25%, 4/1/30(a)	312,430
400,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	411,382
530,000	Foundry JV Holdco LLC, 6.30%, 1/25/39(a)	559,385
200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	213,124
410,000	General Motors Financial Co., Inc., 4.20%, 10/27/28	410,672
410,000	General Motors Financial Co., Inc., Series A, 5.75%, (b),(c)	405,737
260,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	265,876
389,000	Global Atlantic Fin Co., 7.25%, 3/1/56(a),(b)	391,161
189,000(e)	Global Payments, Inc., 4.88%, 3/17/31	231,231
370,000	Global Payments, Inc., 5.55%, 11/15/35	367,995
284,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	288,046
358,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.75%, 11/1/37	356,007
559,000	HA Sustainable Infrastructure Capital, Inc., 6.75%, 7/15/35	585,048

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$282,000	HA Sustainable Infrastructure Capital, Inc., 8.00%, 6/1/56(b)	$294,119
249,000	Hawaiian Electric Co., Inc., 6.00%, 10/1/33(a)	252,167
281,000	Hess Midstream Operations LP, 5.88%, 3/1/28(a)	286,253
649,000	Hess Midstream Operations LP, 6.50%, 6/1/29(a)	671,710
275,000	Huntington Bancshares, Inc., 6.14%, 11/18/39(b)	286,754
283,000	Intel Corp., 3.20%, 8/12/61	161,976
207,000	Intel Corp., 5.60%, 2/21/54	191,303
250,000	Intel Corp., 5.70%, 2/10/53	233,081
389,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	410,700
396,000	JH North America Holdings, Inc., 6.13%, 7/31/32(a)	406,276
274,000	Kilroy Realty LP, REIT, 5.88%, 10/15/35	275,333
420,000(e)	Liberty Mutual Group, Inc., 3.88%, 9/26/35(a)	485,219
247,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	260,072
433,000	LPL Holdings, Inc., 5.75%, 6/15/35	445,753
236,000	M&T Bank Corp., MTN, 5.39%, 1/16/36(b)	239,796
230,000	Meta Platforms, Inc., 4.88%, 11/15/35	229,824
410,000	Meta Platforms, Inc., 5.63%, 11/15/55	394,180
565,000	National Health Investors, Inc., REIT, 5.35%, 2/1/33	564,064
240,000	Nissan Motor Acceptance Co. LLC, MTN, (SOFR Index + 2.050%), 5.77%, 9/13/27(a),(f)	238,159
300,000	Northwest Natural Holding Co., 7.00%, 9/15/55(b)	312,026
647,000	Oracle Corp., 6.10%, 9/26/65	571,292
518,000	Pacific Gas and Electric Co., 6.75%, 1/15/53	551,486
242,000	Paramount Global, 6.25%, 2/28/57(b)	218,557
336,000	Paramount Global, 6.38%, 3/30/62(b)	314,203
230,000	Patterson-UTI Energy, Inc., 3.95%, 2/1/28	227,455
460,000	PG&E Corp., 7.38%, 3/15/55(b)	479,119
714,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.22%, (c),(g)	714,750
197,000(e)	Realty Income Corp., REIT, 3.88%, 6/20/35	228,636
255,000	Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(a)	259,629
290,000	Spire, Inc., 6.25%, 6/1/56(b)	287,948
374,000	Symetra Life Insurance Co., 6.55%, 10/1/55(a)	388,579
240,000	Synchrony Financial, 5.02%, 7/29/29(b)	242,962
340,000	TXNM Energy, Inc., 7.00%, 7/31/56(a),(b)	338,926
733,000	VSP Optical Group, Inc., 5.45%, 12/1/35(a)	738,226
536,000	Webster Financial Corp., 5.78%, 9/11/35(b)	535,826
396,000	Western Alliance Bank, 6.54%, 11/15/35(b)	397,690
110,000	Whistler Pipeline LLC, 5.70%, 9/30/31(a)	114,180
225,000	Whistler Pipeline LLC, 5.95%, 9/30/34(a)	231,778
213,000(e)	WP Carey, Inc., REIT, 3.70%, 11/19/34	242,297
428,000	WULF Compute LLC, 7.75%, 10/15/30(a)	440,879
250,000	Zions Bancorp NA, 4.70%, 8/18/28(b)	250,248
250,000	Zions Bancorp NA, 6.82%, 11/19/35(b)	265,797
		34,960,975
Total Corporate Bonds		45,309,506
(Cost $44,562,103)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
Collateralized Mortgage Obligations — 11.7%
United States — 11.7%
$143,953	BRAVO Residential Funding Trust, Series 2023-NQM5, Class A3, 7.01%, 6/25/63(a)	$144,642
287,000	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 5.57%, 7/25/44(a),(f)	288,165
125,000	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (SOFR30A + 1.800%), 5.67%, 1/25/44(a),(f)	125,297
275,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 5.67%, 2/25/44(a),(f)	276,448
210,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 6.37%, 10/25/43(a),(f)	213,918
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 6.97%, 3/25/42(a),(f)	89,970
355,225	Cross Mortgage Trust, Series 2024-H2, Class A2, 6.42%, 4/25/69(a)	358,705
284,155	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)	287,524
165,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class M2, (SOFR30A + 1.450%), 5.32%, 10/25/44(a),(f)	164,896
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 5.57%, 5/25/44(a),(f)	100,305
160,833	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 5.87%, 5/25/43(a),(f)	162,004
62,917	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 5.97%, 3/25/43(a),(f)	63,580
492,823	GCAT Trust, Series 2023-NQM2, Class A3, 6.60%, 11/25/67(a)	491,738
830,583	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70(a)	833,905
692,623	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(a)	697,948
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 5.02%, 10/15/36(a),(f)	246,927
535,629	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 0.00%, 8/25/55(a),(h)	541,415
125,801	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	120,032
384,690	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(a)	387,949
371,397	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64(a)	375,270
296,087	OBX Trust, Series 2023-NQM3, Class A1, 5.95%, 2/25/63(a)	296,063
235,114	OBX Trust, Series 2023-NQM10, Class A2, 6.92%, 10/25/63(a)	236,725
233,693	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(a)	234,811
820,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 5.84%, 2/15/42(a),(f)	810,861
820,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.39%, 2/15/42(a),(f)	810,362
396,112	Verus Securitization Trust, Series 2024-8, Class A2, 5.62%, 10/25/69(a)	397,985
229,634	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(a)	229,731
224,507	Verus Securitization Trust, Series 2023-5, Class A2, 6.76%, 6/25/68(a)	225,262

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
$296,075	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(a)	$299,483
288,052	Verus Securitization Trust, Series 2023-INV2, Class A3, 7.08%, 8/25/68(a)	289,656
		9,801,577
Total Collateralized Mortgage Obligations		9,801,577
(Cost $9,798,116)
Asset Backed Securities — 8.1%
Cayman Islands — 1.8%
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 6.90%, 4/20/31(a),(f)	498,850
500,000	Northwoods Capital XVII Ltd., Series 2018-17A, Class D, (Term SOFR 3M + 3.112%), 6.97%, 4/22/31(a),(f)	494,900
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 6.91%, 7/15/31(a),(f)	498,900
		1,492,650
United States — 6.3%
560,000	Centersquare Issuer LLC, Series 2024-1A, Class B, 5.60%, 10/26/54(a)	542,267
175,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31(a)	176,802
225,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	228,409
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	502,285
300,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31(a)	303,566
864,000	MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/55(a)	864,208
293,177	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(a)	295,753
88,603	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	84,424
692,000	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/6/55(a)	688,721
104,486	SBNA Auto Receivables Trust, Series 2025-SF1, Class B, 5.12%, 3/17/31(a)	104,554
330,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	332,326
800,000	Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(a)	818,826
400,000	Zayo Issuer LLC, Series 2025-1A, Class B, 6.09%, 3/20/55(a)	406,858
		5,348,999
Total Asset Backed Securities		6,841,649
(Cost $6,802,929)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
Bank Loans — 7.9%
Netherlands — 1.3%
$1,103,256	Flutter Entertainment Plc, (Term SOFR 3M + 2.000%), 5.67%, 6/4/32(f)	$1,103,256

United States — 6.6%
516,000	Allison Transmission, Inc., TBA, 0.00%, 1/2/33(f)	518,152
495,000	AS Mileage Plan IP Ltd., (Term SOFR 3M + 1.750%), 5.63%, 10/15/31(f)	497,064
410,360	Atkore International, Inc., (Term SOFR 1M + 2.000%), 5.72%, 9/29/32(f)	411,899
676,665	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.48%, 6/24/30(f)	680,244
548,800	Charter Communications Operating LLC, (Term SOFR 3M + 2.000%), 5.99%, 12/7/30(f)	548,114
560,625	Citadel Securities LP, (Term SOFR 3M + 2.000%), 5.67%, 10/31/31(f)	563,361
580,613	Hilcorp Energy I LP, (Term SOFR 1M + 2.000%), 5.74%, 2/11/30(f)	580,978
600,000	Hilton Worldwide Finance LLC, (Term SOFR 1M + 1.750%), 5.48%, 11/8/30(f)	603,384
631,200	Solstice Advanced Materials, Inc., (Term SOFR 3M + 1.750%), 5.59%, 10/29/32(f)	633,965
496,256	Terex Corp., (Term SOFR 1M + 1.750%), 5.47%, 10/8/31(f)	498,241
		5,535,402
Total Bank Loans		6,638,658
(Cost $6,600,795)
Foreign Government Bonds — 6.2%
Australia — 1.1%
1,405,000(i)	Australia Government Bond, Series 162, 1.75%, 6/21/51(d)	479,526
752,000(i)	Australia Government Bond, Series 169, 4.75%, 6/21/54(d)	467,139
		946,665
Ecuador — 0.7%
530,000	Amazon Conservation DAC, 6.03%, 1/16/42(a)	549,062

Japan — 2.9%
403,300,000(j)	Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1,110,568
12,250,000(j)	Japan Government Thirty Year Bond, Series 82, 1.80%, 3/20/54	55,830
97,100,000(j)	Japan Government Thirty Year Bond, Series 84, 2.10%, 9/20/54	475,415
106,800,000(j)	Japan Government Thirty Year Bond, Series 85, 2.30%, 12/20/54	547,344
40,850,000(j)	Japan Government Thirty Year Bond, Series 87, 2.80%, 6/20/55	233,665
		2,422,822

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2025 (Unaudited)
Principal Amount		Value
United Kingdom — 1.5%
945,074(k)	United Kingdom Gilt, 0.88%, 1/31/46(d)	$601,041
580,000(k)	United Kingdom Gilt, 4.38%, 7/31/54(d)	686,164
		1,287,205
Total Foreign Government Bonds		5,205,754
(Cost $5,798,043)
U.S. Treasury Obligations — 3.9%
United States — 3.9%
$1,652,000	U.S. Treasury Notes, 3.75%, 4/15/28	1,660,647
1,637,000	U.S. Treasury Notes, 3.88%, 7/31/27	1,646,592
		3,307,239
Total U.S. Treasury Obligations		3,307,239
(Cost $3,308,575)

Shares
Investment Company — 4.8%
4,025,409	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (l)	4,025,409
Total Investment Company		4,025,409
(Cost $4,025,409)
Total Investments		$81,129,792
(Cost $80,895,970) — 96.6%
Other assets in excess of liabilities — 3.4%		2,825,921
NET ASSETS — 100.0%		$83,955,713

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2025 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(c)	Perpetual security with no stated maturity date.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Principal amount denoted in Euros.
(f)	Floating rate note. Rate shown is as of report date.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2025.
(h)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(i)	Principal amount denoted in Australian dollar.
(j)	Principal amount denoted in Japanese Yen.
(k)	Principal amount denoted in British Pounds.
(l)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2025 (Unaudited)
Foreign currency exchange contracts as of December 31, 2025:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CAD	570,554	USD	410,000	Citibank N.A.	1/22/26	$6,102
GBP	1,019,047	EUR	1,160,000	Citibank N.A.	1/22/26	8,933
USD	1,684,500	EUR	1,431,852	Citibank N.A.	1/22/26	33
USD	443,967	JPY	68,890,941	Citibank N.A.	1/22/26	3,300
USD	3,010,814	JPY	439,204,251	Citibank N.A.	1/22/26	201,408
USD	513,791	JPY	79,183,194	Citibank N.A.	1/22/26	7,289
USD	400,000	JPY	59,418,000	Citibank N.A.	1/22/26	19,928
						$246,993

EUR	2,053,355	GBP	1,794,958	Citibank N.A.	1/22/26	$(3,828)
EUR	1,370,000	USD	1,612,733	Citibank N.A.	1/22/26	(1,031)
JPY	120,663,270	USD	780,000	Citibank N.A.	1/22/26	(8,167)
JPY	59,001,800	USD	404,552	Citibank N.A.	1/22/26	(27,142)
NOK	16,152,488	EUR	1,370,731	Citibank N.A.	1/22/26	(10,020)
USD	1,010,839	AUD	1,534,040	Citibank N.A.	1/22/26	(13,029)
USD	410,000	CAD	573,819	Citibank N.A.	1/22/26	(8,483)
USD	106,079	EUR	92,000	Citibank N.A.	1/22/26	(2,152)
USD	1,108,864	EUR	942,800	Citibank N.A.	1/22/26	(271)
USD	820,000	EUR	700,271	Citibank N.A.	1/22/26	(3,816)
USD	199,344	EUR	170,000	Citibank N.A.	1/22/26	(649)
USD	117,526	EUR	100,000	Citibank N.A.	1/22/26	(117)
USD	810,000	EUR	694,787	Citibank N.A.	1/22/26	(7,365)
USD	534,214	GBP	400,000	Citibank N.A.	1/22/26	(4,951)
USD	994,592	GBP	741,659	Citibank N.A.	1/22/26	(5,099)
USD	1,636,712	GBP	1,230,000	Citibank N.A.	1/22/26	(21,220)
						$(117,340)

Total						$129,653

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2025 (Unaudited)
Financial futures contracts as of December 31, 2025:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Treasury Note	61	March 2026	$(7,765)	USD	$6,858,688	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	24	March 2026	2,596	USD	5,010,937	Morgan Stanley & Co. LLC
3 Month SONIA Index Futures	62	March 2027	(3,472)	GBP	20,197,481	Morgan Stanley & Co. LLC
Long Gilt Future	15	March 2026	(6,812)	GBP	1,847,433	Morgan Stanley & Co. LLC
Total			$(15,453)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	14	March 2026	$19,615	EUR	$2,098,884	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	127	March 2026	30,386	USD	14,606,985	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	2	March 2026	672	EUR	258,826	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	47	March 2026	27,776	USD	5,432,906	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	5	March 2026	(176)	USD	590,000	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	4	March 2026	(945)	EUR	546,045	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	135	March 2026	11,442	USD	14,756,133	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	3	March 2026	(409)	EUR	376,499	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	6	March 2026	42,436	JPY	5,071,885	Morgan Stanley & Co. LLC
Total			$130,797

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2025 (Unaudited)
Interest rate swaps as of December 31, 2025:
Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)	Premium Paid/ (Received)	Unreal App	Value
1.51%	JPY- BCAPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	10/10/35	JPY 326,000	$0	$60,095	$60,095
1.57%	JPY- BCAPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	11/21/35	JPY 126,206	$0	$20,835	$20,835
							$0	$80,930	$80,930

Total							$0	$80,930	$80,930
Credit default swaps buy protection as of December 31, 2025:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Markit CDX IG Index Series 45	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	24,800	$(537,090)	$(32,053)	$(569,142)
1.00%	Markit CDX IG Index Series 45	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	9,920	(215,862)	(11,794)	(227,657)
1.00%	Markit CDX IG Index Series 45	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	14,880	(322,528)	(18,958)	(341,486)
1.00%	Paramount Global	Quarterly	Morgan Stanley & Co. LLC	12/20/30	USD	830	17,311	12,181	29,492
Total							$(1,058,169)	$(50,624)	$(1,108,793)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

December 31, 2025 (Unaudited)
Credit default swaps sell protection as of December 31, 2025:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	ICS%	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App.	Value
1.00%	Oracle Corp.*	Quarterly	Morgan Stanley & Co. LLC	12/20/30	1.48	USD	420	$(10,023)	$1,958	$(8,064)
Total								$(10,023)	$1,958	$(8,064)

*	Credit Rating of the issuer or the underlying security is BBB, provided by Fitch Ratings

Abbreviations used are defined below:
AUD - Australian Dollar
Bobl - German Bundesobligationen
CAD - Canadian Dollar
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
ICS - Implied Credit Spread
JPY - Japanese Yen
MTN - Medium Term Note
NOK - Norwegian Krone
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar